Schedule of Investments
March 31, 2021 (unaudited)
AmericaFirst Large Cap Share Buyback Fund Class A

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 100.42%

Biological Products (No Diagnostic Substances) - 3.84%
Amgen, Inc.	470	116,941
Biogen, Inc.	387	108,263

		225,204

Bottled & Canned Soft Drinks Carbonated Waters - 1.87%
Monster Beverage Corp. (2)	1,204	109,672

Cable & Other Pay Television Services - 3.28%
Charter Communications, Inc. - Class A (2)	172	106,127
Discovery, Inc. (2)	2,347	86,581

		192,708

Computer & Office Equipment - 1.97%
HP, Inc.	3,645	115,729

Computer Peripheral Equipment, Nec - 1.96%
Fortinet, Inc. (2)	625	115,262

Computer Storage Devices - 1.89%
Seagate Technology PLC	1,442	110,673

Electric Services - 1.86%
NRG Energy, Inc.	2,892	109,115

Electrical Work - 1.89%
Quanta Services, Inc.	1,260	110,855

Electronic Computers - 1.81%
Apple, Inc.	871	106,393

Engines & Turbines - 1.84%
Cummins, Inc.	417	108,049

Food & Kindred Products - 1.98%
Mondelez International, Inc. Class A	1,986	116,241

Hotels & Motels - 1.81%
MGM Resorts International	2,794	106,144

Insurance Carriers, NEC - 2.07%
Assurant, Inc.	857	121,497

Investment Advice - 1.89%
Ameriprise Financial, Inc.	478	111,111

Laboratory Analytical Instruments - 1.85%
Mettler-Toledo International, Inc. (2)	94	108,635

Millwood, Veneer, Plywood & Structural Wood Members - 2.03%
Masco Corp.	1,985	118,902

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.91%
Eaton Corp. PLC (Ireland)	811	112,145

Operative Builders - 2.09%
Pultegroup, Inc.	2,341	122,762

Optical Instruments & Lenses - 1.91%
KLA Corp.	339	112,006

Petroleum Refining - 1.77%
Phillips 66	1,272	103,719

Pharmaceutical Preparations - 1.89%
Regeneron Pharmaceuticals, Inc. (2)	234	110,715

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.94%
Celanese Corp.	761	114,005

Railroads, Line-Haul Operating - 2.24%
Kansas City Southern	497	131,168

Retail-Auto & Home Supply Stores - 4.22%
AutoZone, Inc. (2)	91	127,791
O'Reilly Automotive, Inc. (2)	236	119,711

		247,502

Retail-Building Materials, Hardware, Garden Supply - 1.95%
The Sherwin-Williams Co.	155	114,392

Retail-Grocery Stores - 6.29%
Koninklijke Ahold Delhaize NV ADR (2)	8,989	250,883
The Kroger Co.	3,279	118,011

		368,894

Retail-Lumber & Other Building Materials Dealers - 2.14%
Lowe's Cos., Inc.	661	125,709

Retail-Variety Stores - 1.93%
Dollar General Corp.	559	113,265

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.90%
T. Rowe Price Group, Inc.	651	111,712

Semiconductors & Related Devices - 7.44%
Intel Corp.	1,738	111,232
Skyworks Solutions, Inc.	593	108,803
Texas Instruments, Inc.	613	115,851
Xilinx, Inc. (2)	811	100,483

		436,369

Services-Business Services - 3.78%
eBay, Inc.	1,871	114,580
MSCI, Inc.	255	106,916

		221,496

Services-Computer Integrated Systems Design - 1.87%
Cerner Corp.	1,527	109,761

Services-Computer Programming Services - 1.91%
Cognizant Technology Solutions Corp. Class A	1,437	112,258

Services-Computer Programming, Data Processing, Etc. - 1.83%
Alphabet, Inc. Class A (2)	52	107,251

Services-Equipment Rental & Leasing - 1.99%
United Rentals, Inc. (2)	355	116,905

Services-General Medical & Surgical Hospitals, Nec - 1.91%
Universal Health Services, Inc.	842	112,314

Services-Misc Health & Allied Services, NEC - 1.90%
DaVita, Inc. (2)	1,034	111,434

Services-Prepackaged Software - 3.92%
NortonLifeLock, Inc.	5,413	115,081
Oracle Corp.	1,637	114,868

		229,949

Special Industry Machinery, Nec - 1.89%
Lam Research Corp.	186	110,715

Trucking (No Local) - 2.01%
Old Dominion Freight Line, Inc.	491	118,041

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.07%
McKesson Corp.	624	121,705

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.86%
Hologic, Inc. (2)	1,465	108,967

Total Common Stock	(Cost $ 5,626,500)	5,891,349

Total Investments - 100.42%	(Cost $ 5,626,500)	5,891,349

Liabilities in Excess Of Other Assets - -.42%		(24,423)

Total Net Assets - 100.00%		5,866,926

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,891,349	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,891,349	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.